Divestitures and Assets held for sale	12 Months Ended
Dec. 31, 2013
Divestitures and Assets held for sale
Divestitures and Assets held for sale
Divestitures and Assets held for sale

Bucyrus Distribution Business Divestitures

In conjunction with our acquisition of Bucyrus in July 2011, we announced our intention to sell the Bucyrus distribution business to Caterpillar dealers that support mining customers around the world in a series of individual transactions.  Bucyrus predominantly employed a direct to end customer model to sell and support products.  The intention is for all Bucyrus products to be sold and serviced by Caterpillar dealers, consistent with our long-held distribution strategy.  These transitions are occurring in phases based on the mining business opportunity within each dealer territory.

As portions of the Bucyrus distribution business are sold or classified as held for sale, they will not qualify as discontinued operations because Caterpillar expects significant continuing direct cash flows from the Caterpillar dealers after the divestitures. The gain or loss on disposal, along with the continuing operations of these disposal groups, will be reported in the Resource Industries segment. Goodwill will be allocated to each disposal group using the relative fair value method. The value of the customer relationship intangibles related to each portion of the Bucyrus distribution business to be sold will be included in the disposal groups. The disposal groups will be recorded at the lower of their carrying value or fair value less cost to sell. In 2013 and 2012, we recorded asset impairment charges of $11 million and $27 million respectively, related to disposal groups being sold to Caterpillar dealers. Fair value was determined based upon the negotiated sales price. The impairments were recorded in Other operating (income) expenses and included in the Resource Industries segment. The portions of the distribution business that were sold were not material to our results of operations, financial position or cash flow.

In 2013, we completed 19 sale transactions whereby we sold portions of the Bucyrus distribution business to Caterpillar dealers for an aggregate price of $466 million. A portion of these transactions are subject to certain working capital adjustments. For the full year 2013, after-tax profit was unfavorably impacted by $39 million as a result of the Bucyrus distribution divestiture activities. This is comprised of $95 million of income related to sales transactions, a $34 million unfavorable adjustment due to a change in estimate to increase the reserve for parts returns related to prior sale transactions (both included in Other operating (income) expenses), costs incurred related to the Bucyrus distribution divestiture activities of $104 million (included in Selling, general and administrative expenses) and an income tax benefit of $4 million.

Assets sold in 2013 included customer relationship intangibles of $127 million, other assets of $65 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $56 million related to the divested portions of the Bucyrus distribution business.

As part of the 2013 divestitures, Cat Financial provided $132 million of financing to five of the Caterpillar dealers.

In 2012, we completed 12 sale transactions whereby we sold portions of the Bucyrus distribution business to Caterpillar dealers for an aggregate price of $1,443 million, which included $38 million of working capital adjustments paid throughout 2013. For the full year 2012, after-tax profit was unfavorably impacted by $28 million as a result of the Bucyrus distribution divestiture activities. This is comprised of $310 million of income (included in Other operating (income) expenses) related to sales transactions, offset by costs incurred related to the Bucyrus distribution divestiture activities of $177 million (included in Selling, general and administrative expenses) and income tax of $161 million.

Assets sold in 2012 included customer relationship intangibles of $256 million, other assets of $254 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $405 million related to the divested portions of the Bucyrus distribution business.

As part of the 2012 divestitures, Cat Financial provided $739 million of financing to five of the Caterpillar dealers.

In December 2011, we completed one sale transaction whereby we sold a portion of the Bucyrus distribution business to a Caterpillar dealer for $337 million, which includes a $23 million working capital adjustment paid in the third quarter of 2012.  After-tax profit was favorably impacted by $9 million in 2011 as a result of the Bucyrus distribution business divestiture activities. This is comprised of $96 million of income (included in Other operating (income) expenses) primarily related to the sale transaction, offset by costs incurred related to the Bucyrus distribution business divestiture activities of $32 million (included in Selling, general and administrative expenses) and income tax of $55 million.  Assets sold included customer relationship intangibles of $63 million, other assets of $53 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $101 million.

As of December 31, 2013, ten divestiture transactions were classified as held for sale and are expected to close in 2014. Current assets held for sale were included in Prepaid expenses and other current assets and non-current assets held for sale were included in Other assets in Statement 3.

The major classes of assets held for sale for a portion of the Bucyrus distribution business were as follows:

	December 31,
(Millions of dollars)	2013	2012	2011
Receivables – trade and other	$—	$—	$25
Inventories	14	30	109
Current assets held for sale	$14	$30	$134

Property, plant and equipment – net	$5	$—	$28
Intangible assets	44	32	186
Goodwill	45	52	296
Non-current assets held for sale	$94	$84	$510

Third Party Logistics Business Divestiture

On July 31, 2012, Platinum Equity acquired a 65 percent equity interest in Caterpillar Logistics Services LLC, the third party logistics division of our wholly owned subsidiary, Caterpillar Logistics Inc., for $567 million subject to certain working capital adjustments. The purchase price of $567 million was comprised of a $107 million equity contribution from Platinum Equity to, and third party debt raised by, Caterpillar Logistics Services LLC. The sale of the third party logistics business supports Caterpillar's increased focus on the continuing growth opportunities in its core businesses. Under the terms of the agreement, Caterpillar retained a 35 percent equity interest.

As a result of the divestiture, we recorded a pretax gain of $278 million (included in Other operating (income) expenses). In addition, we recognized $8 million of incremental incentive compensation expense. The fair value of our retained noncontrolling interest was $58 million, as determined by the $107 million equity contribution from Platinum Equity, and was included in Investments in unconsolidated affiliated companies in Statement 3. The disposal did not qualify as discontinued operations because Caterpillar has significant continuing involvement through its noncontrolling interest. The financial impact of the disposal was reported in the All Other operating segment. Results for our remaining interest will be recorded in Equity in profit (loss) of unconsolidated affiliated companies and are reported in the All Other operating segment.

The controlling financial interest in Caterpillar Logistics Services LLC was not material to our results of operations, financial position or cash flow.

Carter Machinery

In March 2011, we sold 100 percent of the equity in Carter Machinery Company Inc. for $364 million.  Carter Machinery is a Caterpillar dealership headquartered in Salem, Virginia, and has operations and stores covering Virginia and nine counties in southeast West Virginia.  The current senior management of Carter Machinery, which led the buy-out of Carter Machinery from Caterpillar, remained in place.  A retired Caterpillar Vice President is now CEO and principal owner of Carter Machinery.  Caterpillar had owned Carter Machinery since 1988.  Carter Machinery was the only dealership in the United States that was not independently owned.  Continued Caterpillar ownership did not align with our comprehensive business strategy, resulting in the sale.

As part of the divestiture, Cat Financial provided $348 million of financing to the buyer.  The loan is included in Receivables – finance and Long-term receivables – finance in Statement 3.  We recorded a pre-tax gain of $24 million included in Other operating (income) expenses in Statement 1 and was reported in the All Other operating segment.  The sale did not qualify as discontinued operations because Caterpillar has significant continuing direct cash flows with Carter Machinery after the divestiture.  The sale of Carter Machinery was not material to our results of operations, financial position or cash flow.